Provisions - Current Liabilities and Non-current Liabilities of Provisions (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of other provisions [abstract]
Current liabilities	¥ 287,175	¥ 348,763
Non-current liabilities	238,439	220,745
Total	¥ 525,614	¥ 569,508